Restructuring, Impairment and Transaction-Related Charges (Schedule of Restructuring Costs) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring, Impairment and Transaction Related Charges [Abstract]
Employee termination charges	$ 2.4	$ 4.9	$ 21.1	$ 12.6	$ 15.7	$ 27.2	$ 29.5
Impairment charges	3.1	8.8	6.2	18.5	21.8	23.0	13.8
Transaction-related charges	0.4	0.3	1.7	3.5	4.0	4.1	2.9
Integration costs	4.1	6.2	8.7	21.3	25.2	44.6	45.7
Other restructuring charges	4.1	7.6	8.2	27.0	28.6	19.4	22.1
Total	$ 14.1	$ 27.8	$ 45.9	$ 82.9	$ 95.3	$ 118.3	$ 114.0